Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator computations
Group profit for the financial year		$ 2,621	$ 1,165	$ 1,738
Profit attributable to non-controlling interests		(56)	(43)	(21)
Profit attributable to equity holders of the Company		2,565	1,122	1,717
Preference dividends		0
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share		2,565	1,122	1,717
Profit after tax for the financial year from discontinued operations - attributable to equity holders of the Company		0	0	90
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations		$ 2,565	$ 1,122	$ 1,627
Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	[1]	780.2	785.1	801.3
Effect of dilutive potential Ordinary Shares (employee share awards) (millions) (i) (ii)	[1],[2]	6.6	6.0	6.4
Denominator for diluted earnings per Ordinary Share		786.8	791.1	807.7
Basic earnings per Ordinary Share		$ 3.288	$ 1.429	$ 2.143
Diluted earnings per Ordinary Share		3.26	1.418	2.126
Basic earnings per Ordinary Share from continuing operations		3.288	1.429	2.030
Diluted earnings per Ordinary Share from continuing operations		$ 3.26	$ 1.418	$ 2.014

[1]	The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 29.
[2]	Ordinary shares, that would only be issued contingent on certain conditions (totalling 4,369,938 at 31 December 2021, 4,053,377 at 31 December 2020 and 3,618,278 at 31 December 2019) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.